Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0000720500
Registrant Name	AMTECH SYSTEMS INC
Registration File Number	333-294296
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES